Segment Information - Summary of Disaggregation of the Group's Revenue (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	SFr 6,033	SFr 6,081
Royalties [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,411	2,482
Product sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,256	2,525
Licensing fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	19	380
Revenue from research and development services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	347	694
Switzerland [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	414	800
Europe (excluding Switzerland) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,886	2,412
North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,406	1,699
Rest of the world [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,327	1,170
Point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,033	6,081
Over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	SFr 0	SFr 0